Commitments	12 Months Ended
Mar. 31, 2013
Commitments
Commitments
10	Commitments

Capital expenditures contracted at the balance sheet date but not yet provided for are as follows:

	March 31,
	2012	2013
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	757	260

As of March 31, 2013, the Company entered into contractor agreements to construct factory building and leasehold improvements on the land in Xinxing, the PRC for total consideration of $1,8232,000. $1,563,000 has been paid, and the remaining balance of $260,000 is to be paid in accordance with the progress of the construction.